Business Combination (Details) $ / shares in Units, € in Millions		12 Months Ended
	Aug. 23, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($)
Business Combination [Line Items]
Aggregate purchase price		$ 100,000,000
Cash paid		25,000,000
Settlement amount		$ 5,000,000
American depositary shares issued (in Shares) | shares		691,171	691,171
Price per share (in Dollars per share) | $ / shares		$ 7.23
Aggregate earn-out amount		$ 70,000,000
Outstanding shares percentage		5.00%	5.00%
Goodwill amount		$ 35,900,000
Business combination resulted in fair values at date of acquisition		$ 44,600,000
Royalty rate		9.56%	9.56%
Useful life		5 years	5 years
Discount rate used for valuation		14.95%	14.95%
Contingent consideration		$ 1,200,000		$ 52,900,000
Total acquisition-related costs				3,700,000
Revenue		70,200,000		37,100,000
Loan amount		$ 35,000,000
Debt facility amount (in Euro) | €			€ 9
Amendment fee	$ 250,000
Company shares (in Shares) | shares	250,000
Shares acquired (in Shares) | shares	1,000,000	1,000,000	1,000,000
Shares issued price per share (in Dollars per share) | $ / shares	$ 5.265
Premium market price percentage	50.00%
Bottom of Range [Member]
Business Combination [Line Items]
Aggregate earn-out amount	$ 70,000,000
Initial agreement		7.50%
Top of Range [Member]
Business Combination [Line Items]
Aggregate earn-out amount	$ 82,500,000
Initial agreement		5.00%
IP/Brand [Member]
Business Combination [Line Items]
Useful life		15 years	15 years
Customer relationships [Member]
Business Combination [Line Items]
Useful life		6 years 6 months	6 years 6 months
Business combination [Member]
Business Combination [Line Items]
Aggregate earn-out amount		$ 70,000,000
Revenue		$ 30,900,000		$ 9,300,000